Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Apr. 26, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash		$ 500	$ 500
Nominal value amount		25,000
Trade receivables		2,602	20,390
Financial liabilities, at fair value		$ 136,670	$ 139,731
Percentage of nominal value under valuation of discount factor		80.00%
Probability of special purpose acquisition companies qualified transaction	100.00%	100.00%
Discount Factor [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Nominal value amount		$ 20,000
Convertible Note [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Financial liabilities, at fair value	$ 23,000	23,600
Financial gain in profit or loss	3,000	3,600
Cellectis [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Trade receivables	$ 20,000	$ 20,000